CONSOLIDATED FINANCIAL STATEMENT DETAILS - Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED FINANCIAL STATEMENT DETAILS
Restricted cash	$ 15.2	$ 12.7